Summary of Significant Accounting Policies - Schedule of Estimate Useful Life of Assets (Details) (Zhongdehui (SZ) Development Co., Ltd)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2018	Dec. 31, 2019	Dec. 31, 2018
Leasehold Improvement [Member]
Leasehold Improvement, Furniture and Equipment useful life, description	Shorter of the lease term or estimated useful life		Shorter of the lease term or estimated useful life	Shorter of the lease term or estimated useful life
Furniture and Education Equipment [Member]
Leasehold Improvement, Furniture and Equipment useful life	5 years		5 years	5 years
Computer Equipment and Software [Member]
Leasehold Improvement, Furniture and Equipment useful life			5 years	5 years
Zhongdehui (SZ) Development Co., Limited [Member] | Leasehold Improvement [Member]
Leasehold Improvement, Furniture and Equipment useful life, description		Shorter of the lease term or estimated useful life
Zhongdehui (SZ) Development Co., Limited [Member] | Furniture and Education Equipment [Member]
Leasehold Improvement, Furniture and Equipment useful life		5 years
Zhongdehui (SZ) Development Co., Limited [Member] | Computer Equipment and Software [Member]
Leasehold Improvement, Furniture and Equipment useful life		5 years